Share Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Share Options [Abstract]
Ordinary shares subject to adjustments	2,069,280
Ordinary shares available for future issuance	355,530
Weighted average grant date fair value of share options granted	$ 0.51	$ 0.2	$ 0.44
Exercised share options		9,800
Total consideration		$ 11
Unrecognized compensation expense	$ 1,029
Weighted average period	1 year 8 months 19 days